DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS (Details) $ in Millions, ₫ in Billions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Dec. 31, 2023 USD ($)
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS
Refundable deposit liabilities	₫ 329.7				$ 13.8
Non-refundable down-payment of contract liabilities	534.7				$ 22.4
Revenue recognized from contract liabilities	₫ 2,717.1	$ 113.8	₫ 1,009.0	₫ 1,069.0